Capital and financial risk management - Market risk - Foreign exchange risk management - General information (Details) - Foreign exchange risk - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	9.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
South African rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	(4.00%)
Decrease in equity due to sensitivity to foreign exchange movements	€ 106	€ 154
Percentage of reasonably possible increase in risk assumption	9.00%	10.00%
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt denominated in currencies other than euro (as a percent)	5.00%
US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in equity due to sensitivity to foreign exchange movements	€ 34	€ 73
Percentage of reasonably possible increase in risk assumption	1.00%	3.00%